Segment reporting - Additional Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2018 EUR (€) segment	Sep. 30, 2017 EUR (€)
Operating Segments [Abstract]
adjustments for share based payments including employer tax	€ 4,500,000	€ 300,000	€ 10,900,000	€ 2,400,000
Number of operating segments | segment			1
Share based payments expense			€ 9,500,000	2,400,000
Acquisition related costs	€ 700,000	€ 0	€ 8,900,000	€ 0